Document and Entity Information	Jul. 29, 2021
Cover [Abstract]
Entity Registrant Name	Domtar CORP
Entity Incorporation State Country Code	DE
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0001381531
Document Type	8-K
Document Period End Date	Jul. 29, 2021
Entity File Number	001-33164
Entity Tax Identification Number	20-5901152
Entity Address, Address Line One	234 Kingsley Park Drive
Entity Address, City or Town	Fort Mill
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29715
City Area Code	(803)
Local Phone Number	802-7500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01 Per Share
Trading Symbol	UFS
Entity Emerging Growth Company	false